Accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Top of range | Freehold/long and short leasehold premises
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Top of range | Leasehold improvements
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Capitalised software enhancements £m | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Brands £m | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Brands £m | Bottom of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Fixtures and furnishings | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Fixtures and furnishings | Bottom of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Equipment and motor vehicles | Top of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years
Equipment and motor vehicles | Bottom of range
ACCOUNTING POLICIES [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years